Principal accounting policies - Schedule of movement in allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Balance at the beginning of year	$ 37,215
Provision/(reversal) for the year	(1,431)	$ 18,542	$ 12,424
Balance at the end of year	29,163	37,215
Accounts receivable
Principal accounting policies
Balance at the beginning of year	37,215	22,786
Provision/(reversal) for the year	(1,431)	18,542
Accounts receivable written off	(5,923)	(1,978)
Exchange differences	(698)	(2,135)
Balance at the end of year	29,163	37,215	22,786
Loans and interest receivable
Principal accounting policies
Balance at the beginning of year	4,043	289
Provision/(reversal) for the year	4,486	3,661
Exchange differences	(145)	93
Balance at the end of year	$ 8,384	$ 4,043	$ 289